Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits
end of	2015				2014
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	3,170	3,779	6,949		5,943	4,581	10,524
Interest-bearing demand deposits	126,735	33,627	160,362		135,424	31,984	167,408
Savings deposits	62,908	5	62,913		77,498	29	77,527
Time deposits	32,267	101,268	133,535	[1]	17,650	121,958	139,608	[1]
Total deposits	225,080	138,679	363,759	[2]	236,515	158,552	395,067	[2]
of which due to banks	–	–	21,054		–	–	26,009
of which customer deposits	–	–	342,705		–	–	369,058
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 133,223 million and CHF 139,493 million as of December 31, 2015 and 2014, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2015 and 2014 were CHF 2 million and CHF 11 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
end of	2015				2014
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	3,157	3,780	6,937		5,941	4,582	10,523
Interest-bearing demand deposits	123,336	33,975	157,311		131,858	32,297	164,155
Savings deposits	54,615	5	54,620		69,204	29	69,233
Time deposits	33,012	101,280	134,292	[1]	18,187	121,977	140,164	[1]
Total deposits	214,120	139,040	353,160	[2]	225,190	158,885	384,075	[2]
of which due to banks	–	–	21,460		–	–	26,506
of which customer deposits	–	–	331,700		–	–	357,569
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 133,988 million and CHF 140,057 million as of December 31, 2015 and 2014, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2015 and 2014 were CHF 2 million and CHF 10 million, respectively, of overdrawn deposits reclassified as loans.